SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of assumptions used to estimate fair values of share options granted
The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	April 2016		October 2016		July 2017
Risk-free rate of return		3.18%		3.18%		3.21%
Contractual life of option		10 years		10 years		8.4 years
Estimated volatility rate		37%		37%		35%
Expected dividend yield		0%		0%		0%
Fair value of underlying ordinary shares	US$	0.03	US$	0.04	US$	0.05

Summary of option activity
A summary of option activity during the six months ended March 31, 2020 and 2021 is presented below:

	Number of Options	Exercise Price RMB	Remaining Contractual Life
Outstanding, as of September 30, 2019	68,220,000	2	6.74
Granted	—	—	—
Forfeited	(26,470,000)	2	6.74

Outstanding, as of March 31, 2020	41,750,000	2	6.70

Outstanding, as of September 30, 2020	41,750,000	2	6.10
Granted	—	—	—
Forfeited	(950,000)	2	1.09

Outstanding, as of March 31, 2021	40,800,000	2	5.58

Vested or expected to vest as of March 31, 2021	40,800,000	2	5.58